Related Party Balances and Transactions (Details) - Schedule of related party balances - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Due to related parties
Due to a related party	$ 1,129,005	$ 85,784
Guangzhou Tiancheng Capital Management Group Co., Ltd. [Member]
Interest receivable - related party
Interest receivable - related party		4,825
Guangzhou Tiantinghui Enterprise Management Consulting Co., Ltd. [Member]
Accounts payable - related party
Accounts payable - related party		1,285
Mr. Ruilin Xu (the Company’s Chief Executive Officer) [Member]
Due to related parties
Due to a related party	30,592	85,784
Mr. Siqi Cao (the Company’s Director) [Member]
Due to related parties
Due to a related party	$ 1,098,413